UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL 60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cheryl Cravens
Title:  Deputy complince Officer- Public Securities
Phone:  312-425-0391

Signature,  Place,  and  Date  of  Signing:

/s/ Cheryl Cravens                 Chicago, IL                        5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $    2,168,447
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
AMB Property Corp                     COM            00163T109      212     5900 SH       DEFINED    1,4,5          0      0    5900
Apartment Investment & Management     COM            03748R101    28420  1115831 SH       DEFINED    1,4,5     583530      0  532301
Company
Apartment Investment & Management     COM            03748R101      940    36900 SH       OTHER      1,2,4,5    36900      0       0
Company
Apartment Investment & Management     COM            03748R101     1060    41600 SH       OTHER      1,3,4,5    41600      0       0
Company
Avalonbay Communities, Inc.           COM            053484101   117169   975760 SH       DEFINED    1,4,5     514711      0  461049
Avalonbay Communities, Inc.           COM            053484101     3787    31537 SH       OTHER      1,2,4,5    31537      0       0
Avalonbay Communities, Inc.           COM            053484101     4338    36126 SH       OTHER      1,3,4,5    36126      0       0
Biomed Realty Trust Inc               COM            09063H107    78608  4132889 SH       DEFINED    1,4,5    2174590      0 1958299
Biomed Realty Trust Inc               COM            09063H107     2432   127849 SH       OTHER      1,2,4,5   127849      0       0
Biomed Realty Trust Inc               COM            09063H107     2768   145525 SH       OTHER      1,3,4,5   145525      0       0
Boston Properties, Inc.               COM            101121101   112615  1187297 SH       DEFINED    1,4,5     612759      0  574538
Boston Properties, Inc.               COM            101121101     3686    38860 SH       OTHER      1,2,4,5    38860      0       0
Boston Properties, Inc.               COM            101121101     4114    43375 SH       OTHER      1,3,4,5    43375      0       0
Brandywine Realty Trust               COM            105368203    24368  2007236 SH       DEFINED    1,4,5    1047485      0  959751
Brandywine Realty Trust               COM            105368203      780    64250 SH       OTHER      1,2,4,5    64250      0       0
Brandywine Realty Trust               COM            105368203      896    73800 SH       OTHER      1,3,4,5    73800      0       0
Colonial Properties Trust             COM            195872106    19716  1024222 SH       DEFINED    1,4,5     527400      0  496822
Colonial Properties Trust             COM            195872106     1057    54900 SH       OTHER      1,2,4,5    54900      0       0
Colonial Properties Trust             COM            195872106     1278    66375 SH       OTHER      1,3,4,5    66375      0       0
Developers Diversified Realty Corp.   COM            251591103    66217  4729782 SH       DEFINED    1,4,5    2465907      0 2263875
Developers Diversified Realty Corp.   COM            251591103     2006   143250 SH       OTHER      1,2,4,5   143250      0       0
Developers Diversified Realty Corp.   COM            251591103     2259   161350 SH       OTHER      1,3,4,5   161350      0       0
Digital Realty Trust Inc.             COM            253868103    95379  1640498 SH       DEFINED    1,4,5     860386      0  780112
Digital Realty Trust Inc.             COM            253868103     3151    54202 SH       OTHER      1,2,4,5    54202      0       0
Digital Realty Trust Inc.             COM            253868103     3590    61750 SH       OTHER      1,3,4,5    61750      0       0
Douglas Emmett, Inc.                  COM            25960P109    33926  1809366 SH       DEFINED    1,4,5     871441      0  937925
Douglas Emmett, Inc.                  COM            25960P109      628    33475 SH       OTHER      1,2,4,5    33475      0       0
Douglas Emmett, Inc.                  COM            25960P109      703    37500 SH       OTHER      1,3,4,5    37500      0       0
Essex Property Trust Inc.             COM            297178105    44293   357200 SH       DEFINED    1,4,5     190847      0  166353
Essex Property Trust Inc.             COM            297178105     1448    11675 SH       OTHER      1,2,4,5    11675      0       0
Essex Property Trust Inc.             COM            297178105     1628    13125 SH       OTHER      1,3,4,5    13125      0       0
Federal Realty Investment Trust       COM            313747206    28014   343475 SH       DEFINED    1,4,5     179859      0  163616
Federal Realty Investment Trust       COM            313747206      846    10378 SH       OTHER      1,2,4,5    10378      0       0
Federal Realty Investment Trust       COM            313747206      956    11725 SH       OTHER      1,3,4,5    11725      0       0
HCP Inc.                              COM            40414L109   125471  3307080 SH       DEFINED    1,4,5    1715825      0 1591255
HCP Inc.                              COM            40414L109     3193    84150 SH       OTHER      1,2,4,5    84150      0       0
HCP Inc.                              COM            40414L109     3604    95003 SH       OTHER      1,3,4,5    95003      0       0
Health Care REIT Inc.                 COM            42217K106    60100  1146065 SH       DEFINED    1,4,5     588397      0  557668
Health Care REIT Inc.                 COM            42217K106     1792    34167 SH       OTHER      1,2,4,5    34167      0       0
Health Care REIT Inc.                 COM            42217K106     2018    38475 SH       OTHER      1,3,4,5    38475      0       0
Host Hotels & Resorts, Inc.           COM            44107P104   102562  5824093 SH       DEFINED    1,4,5    2971952      0 2852141
Host Hotels & Resorts, Inc.           COM            44107P104     3074   174539 SH       OTHER      1,2,4,5   174539      0       0
Host Hotels & Resorts, Inc.           COM            44107P104     3494   198395 SH       OTHER      1,3,4,5   198395      0       0
Hudson Pacific Properties             COM            444097109     2127   144717 SH       DEFINED    1,4,5      49617      0   95100
Hudson Pacific Properties             COM            444097109      124     8425 SH       OTHER      1,2,4,5     8425      0       0
Hudson Pacific Properties             COM            444097109      124     8425 SH       OTHER      1,3,4,5     8425      0       0
Hyatt Hotels Corp Class A             COM            448579102     8530   198179 SH       DEFINED    1,4,5     182904      0   15275
Hyatt Hotels Corp Class A             COM            448579102     1076    25000 SH       OTHER      1,2,4,5    25000      0       0
Hyatt Hotels Corp Class A             COM            448579102     1222    28400 SH       OTHER      1,3,4,5    28400      0       0
LaSalle Hotel Properties              COM            517942108    34573  1280483 SH       DEFINED    1,4,5     693960      0  586523
LaSalle Hotel Properties              COM            517942108     1138    42159 SH       OTHER      1,2,4,5    42159      0       0
LaSalle Hotel Properties              COM            517942108     1254    46434 SH       OTHER      1,3,4,5    46434      0       0
Mack-Cali Realty Corporation          COM            554489104    27319   805863 SH       DEFINED    1,4,5     404263      0  401600
Mack-Cali Realty Corporation          COM            554489104      709    20920 SH       OTHER      1,2,4,5    20920      0       0
Mack-Cali Realty Corporation          COM            554489104      803    23700 SH       OTHER      1,3,4,5    23700      0       0
Medical Properties Trust Inc.         COM            58463J304     1329   114890 SH       DEFINED    1,4,5          0      0  114890
Mid-America Apartment Communities     COM            59522J103    30920   481614 SH       DEFINED    1,4,5     251464      0  230150

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Mid-America Apartment Communities     COM            59522J103     1006    15675 SH       OTHER      1,2,4,5    15675      0       0
Mid-America Apartment Communities     COM            59522J103     1133    17650 SH       OTHER      1,3,4,5    17650      0       0
Nationwide Health Properties, Inc.    COM            638620104    66541  1564577 SH       DEFINED    1,4,5     821047      0  743530
Nationwide Health Properties, Inc.    COM            638620104     1961    46100 SH       OTHER      1,2,4,5    46100      0       0
Nationwide Health Properties, Inc.    COM            638620104     2207    51900 SH       OTHER      1,3,4,5    51900      0       0
Public Storage, Inc.                  COM            74460D109    95700   862866 SH       DEFINED    1,4,5     470202      0  392664
Public Storage, Inc.                  COM            74460D109     3127    28198 SH       OTHER      1,2,4,5    28198      0       0
Public Storage, Inc.                  COM            74460D109     3526    31790 SH       OTHER      1,3,4,5    31790      0       0
Regency Centers Corp.                 COM            758849103    53274  1225249 SH       DEFINED    1,4,5     647474      0  577775
Regency Centers Corp.                 COM            758849103     1574    36200 SH       OTHER      1,2,4,5    36200      0       0
Regency Centers Corp.                 COM            758849103     1774    40800 SH       OTHER      1,3,4,5    40800      0       0
Simon Property Group, Inc.            COM            828806109   220101  2053951 SH       DEFINED    1,4,5    1165082      0  888869
Simon Property Group, Inc.            COM            828806109     8046    75087 SH       OTHER      1,2,4,5    75087      0       0
Simon Property Group, Inc.            COM            828806109     9064    84582 SH       OTHER      1,3,4,5    84582      0       0
SL Green Realty Corp                  COM            78440X101    30525   405921 SH       DEFINED    1,4,5     243348      0  162573
SL Green Realty Corp                  COM            78440X101     1478    19650 SH       OTHER      1,2,4,5    19650      0       0
SL Green Realty Corp                  COM            78440X101     1683    22375 SH       OTHER      1,3,4,5    22375      0       0
Sunstone Hotel Investors Inc.         COM            867892101     9569   939057 SH       DEFINED    1,4,5     451486      0  487571
Sunstone Hotel Investors Inc.         COM            867892101      195    19150 SH       OTHER      1,2,4,5    19150      0       0
Sunstone Hotel Investors Inc.         COM            867892101      237    23275 SH       OTHER      1,3,4,5    23275      0       0
Taubman Centers, Inc.                 COM            876664103    76134  1420939 SH       DEFINED    1,4,5     748381      0  672558
Taubman Centers, Inc.                 COM            876664103     2185    40775 SH       OTHER      1,2,4,5    40775      0       0
Taubman Centers, Inc.                 COM            876664103     2457    45850 SH       OTHER      1,3,4,5    45850      0       0
U-Store-It Trust                      COM            91274F104    14565  1384488 SH       DEFINED    1,4,5     726238      0  658250
U-Store-It Trust                      COM            91274F104      533    50650 SH       OTHER      1,2,4,5    50650      0       0
U-Store-It Trust                      COM            91274F104      619    58850 SH       OTHER      1,3,4,5    58850      0       0
Ventas Inc.                           COM            92276F100    26643   490669 SH       DEFINED    1,4,5     257494      0  233175
Ventas Inc.                           COM            92276F100     1352    24900 SH       OTHER      1,2,4,5    24900      0       0
Ventas Inc.                           COM            92276F100     1531    28200 SH       OTHER      1,3,4,5    28200      0       0
Vornado Realty Trust                  COM            929042109   106542  1217618 SH       DEFINED    1,4,5     623724      0  593894
Vornado Realty Trust                  COM            929042109     3067    35051 SH       OTHER      1,2,4,5    35051      0       0
Vornado Realty Trust                  COM            929042109     3525    40288 SH       OTHER      1,3,4,5    40288      0       0
Washington REIT                       COM            939653101    22556   725512 SH       DEFINED    1,4,5     378656      0  346856
Washington REIT                       COM            939653101      721    23200 SH       OTHER      1,2,4,5    23200      0       0
Washington REIT                       COM            939653101      794    25550 SH       OTHER      1,3,4,5    25550      0       0
Forest City Enterprise CL A           COM CL A       345550107     3223   171169 SH       DEFINED    1,4,5     151744      0   19425
Forest City Enterprise CL A           COM CL A       345550107      539    28600 SH       OTHER      1,2,4,5    28600      0       0
Forest City Enterprise CL A           COM CL A       345550107      678    36025 SH       OTHER      1,3,4,5    36025      0       0
Entertainment Properties Trust        COM SH BEN INT 29380T105    32468   693467 SH       DEFINED    1,4,5     309392      0  384075
Equity Residential                    COM SH BEN INT 29476L107   111379  1974463 SH       DEFINED    1,4,5    1039886      0  934577
Equity Residential                    COM SH BEN INT 29476L107     3107    55082 SH       OTHER      1,2,4,5    55082      0       0
Equity Residential                    COM SH BEN INT 29476L107     3575    63375 SH       OTHER      1,3,4,5    63375      0       0
Liberty Property Trust                COM SH BEN INT 531172104    16358   497197 SH       DEFINED    1,4,5     268372      0  228825
Liberty Property Trust                COM SH BEN INT 531172104      712    21650 SH       OTHER      1,2,4,5    21650      0       0
Liberty Property Trust                COM SH BEN INT 531172104      802    24375 SH       OTHER      1,3,4,5    24375      0       0
Glimcher Realty Trust                 SH BEN INT     379302102    22188  2398746 SH       DEFINED    1,4,5    1289140      0 1109606
Glimcher Realty Trust                 SH BEN INT     379302102      696    75225 SH       OTHER      1,2,4,5    75225      0       0
Glimcher Realty Trust                 SH BEN INT     379302102      779    84175 SH       OTHER      1,3,4,5    84175      0       0
The Macerich Company                  SH BEN INT     554382101    29451   594600 SH       DEFINED    1,4,5     232700      0  361900
ProLogis                              SH BEN INT     743410102    52947  3313349 SH       DEFINED    1,4,5    1712724      0 1600625
ProLogis                              SH BEN INT     743410102     1787   111800 SH       OTHER      1,2,4,5   111800      0       0
ProLogis                              SH BEN INT     743410102     1969   123225 SH       OTHER      1,3,4,5   123225      0       0